Expense Example, No Redemption - Class A C Inst Serv Inv R R6 Shares - Goldman Sachs Small Cap Value Fund - Class C Shares	Dec. 29, 2021 USD ($)
Expense Example, No Redemption:
1 Year	$ 206
3 Years	653
5 Years	1,127
10 Years	$ 2,435
Expense Example, No Redemption, By Year, Caption [Text]	Class C Shares – Assuming no redemption